Accounts receivable - Summary of Accounts Receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Insurance receivables	$ 6,974,000	$ 1,322,000
Freight and time charter receivables	989,000	962,000
Other receivables	1,861,000	1,478,000
Accounts receivable	$ 114,925,000	78,174,000
Expected time period of collections of receivables	1 year
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party receivables	$ 105,101,000	74,412,000
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	47,077,000	44,739,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	42,512,000	17,689,000
Other related parties [member] | Scorpio LR1 Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	11,482,000	9,000,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	3,077,000	2,984,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	657,000	0
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	296,000	0
Other related parties [member] | Scorpio Pools [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	104,148,000	$ 74,412,000
Impairment loss recognised in profit or loss, trade receivables	0
Impairment loss recognised in profit or loss, trade receivables	$ 0